Share-based awards - Summary of RSU and PSU Activity (Details)	6 Months Ended
Jun. 30, 2022 $ / shares shares
Performance Share Unit (PSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares) | shares	154,190
Granted (in shares) | shares	64,682
Shares vested (in shares) | shares	(45,567)
Forfeited (in shares) | shares	(2,718)
Outstanding at end of period (in shares) | shares	170,587
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (in USD per share) | $ / shares	$ 160.23
Granted (in USD per share) | $ / shares	214.25
Shares vested (in USD per share) | $ / shares	140.18
Forfeited (in USD per share) | $ / shares	157.30
Outstanding at end of period (in USD per share) | $ / shares	$ 189.05
Restricted Stock Units (RSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares) | shares	572,785
Granted (in shares) | shares	291,043
Shares vested (in shares) | shares	(187,126)
Forfeited (in shares) | shares	(43,175)
Outstanding at end of period (in shares) | shares	633,527
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (in USD per share) | $ / shares	$ 191.20
Granted (in USD per share) | $ / shares	217.51
Shares vested (in USD per share) | $ / shares	173.20
Forfeited (in USD per share) | $ / shares	201.02
Outstanding at end of period (in USD per share) | $ / shares	$ 207.98